Columbia Convertible Securities Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 1.4%
Issuer	Shares	Value ($)
Information Technology 1.4%
Semiconductors & Semiconductor Equipment 0.4%
Amkor Technology, Inc.	100,000	6,956,000
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	200,000	8,608,000
Western Digital Corp.	20,000	10,624,200
Total		19,232,200
Total Information Technology		26,188,200
Total Common Stocks (Cost $19,880,428)		26,188,200

Convertible Bonds 79.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Voyager Technologies, Inc.(a)
11/15/2030	0.750%	8,000,000	14,332,000
Automotive 1.1%
Rivian Automotive, Inc.
10/15/2030	3.625%	20,000,000	20,693,905
Banking 1.3%
Barclays Bank PLC
02/16/2029	1.000%	21,500,000	22,815,012
Brokerage/Asset Managers/Exchanges 2.9%
Coinbase Global, Inc.(a),(b)
10/01/2032	0.000%	23,000,000	19,515,500
Galaxy Digital Holdings LP(a)
05/01/2031	0.500%	21,500,000	18,887,750
WisdomTree, Inc.(a)
08/15/2030	4.625%	11,000,000	13,777,500
Total			52,180,750
Cable and Satellite 0.7%
BlackSky Technology, Inc.(a)
08/01/2033	8.250%	7,500,000	13,012,527
Consumer Cyclical Services 0.5%
Uber Technologies, Inc.(b)
05/15/2028	0.000%	7,000,000	8,360,979
Consumer Products 0.5%
LCI Industries
03/01/2030	3.000%	8,000,000	9,105,387
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 4.4%
Advanced Energy Industries, Inc.(a),(b)
05/15/2031	0.000%	13,000,000	12,753,000
Bloom Energy Corp.(a),(b)
11/15/2030	0.000%	13,000,000	22,600,500
BWX Technologies, Inc.(a),(b)
11/01/2030	0.000%	18,000,000	18,495,000
Itron, Inc.(a),(b)
03/15/2032	0.000%	14,500,000	13,354,500
JBT Marel Corp.(a)
09/15/2030	0.375%	14,000,000	13,930,000
Total			81,133,000
Electric 4.5%
Alliant Energy Corp.
05/30/2028	3.250%	12,000,000	12,714,000
CenterPoint Energy, Inc.(a)
08/01/2028	3.000%	12,000,000	12,510,000
CMS Energy Corp.
05/01/2028	3.375%	13,000,000	14,098,500
FirstEnergy Corp.(a)
01/15/2031	3.875%	14,500,000	15,928,250
PPL Capital Funding, Inc.
03/15/2028	2.875%	14,000,000	15,575,000
WEC Energy Group, Inc.
06/01/2029	4.375%	10,000,000	11,985,000
Total			82,810,750
Environmental 0.4%
Tetra Tech, Inc.
08/15/2028	2.250%	7,900,000	8,168,600
Finance Companies 0.5%
Dave, Inc.(a),(b)
04/01/2031	0.000%	6,940,000	8,759,090
Health Care 3.9%
Hims & Hers Health, Inc.(a),(b)
05/15/2030	0.000%	5,950,000	4,890,900
Integer Holdings Corp.
02/15/2028	2.125%	9,900,000	11,761,200
iRhythm Technologies, Inc.
09/01/2029	1.500%	8,900,000	9,580,940
Lantheus Holdings, Inc.
12/15/2027	2.625%	10,000,000	13,570,996

Columbia Convertible Securities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2026 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LivaNova PLC
03/15/2029	2.500%	7,000,000	8,857,100
Merit Medical Systems, Inc.(a)
02/01/2029	3.000%	11,500,000	11,983,000
Oscar Health, Inc.(a)
09/01/2030	2.250%	8,000,000	10,010,400
Total			70,654,536
Healthcare REIT 1.6%
Healthcare Realty Holdings LP(a)
01/15/2032	3.000%	9,000,000	9,153,000
Welltower OP LLC(a)
07/15/2029	3.125%	12,000,000	19,686,000
Total			28,839,000
Independent Energy 0.9%
Ormat Technologies, Inc.(a)
03/15/2031	1.500%	7,900,000	9,379,670
Ramaco Resources, Inc.(b)
11/01/2031	0.000%	10,000,000	7,962,720
Total			17,342,390
Leisure 2.9%
IMAX Corp.(a)
11/15/2030	0.750%	8,000,000	9,112,000
Live Nation Entertainment, Inc.
01/15/2030	2.875%	38,000,000	43,453,000
Total			52,565,000
Metals and Mining 1.8%
Caledonia Mining Corp. PLC(a)
01/15/2033	5.875%	8,500,000	8,253,500
Centrus Energy Corp.(a),(b)
08/15/2032	0.000%	11,000,000	11,845,625
MP Materials Corp.(a)
03/01/2030	3.000%	4,000,000	12,312,000
Total			32,411,125
Midstream 1.2%
Golar LNG Ltd.(a)
12/15/2030	2.750%	6,920,000	7,850,740
Scorpio Tankers, Inc.(a)
04/15/2031	1.750%	5,920,000	6,242,613
UGI Corp.
06/01/2028	5.000%	6,000,000	8,022,000
Total			22,115,353
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 2.1%
Atlas Energy Solutions, Inc.(a)
04/15/2031	0.500%	6,420,000	8,639,394
Crescent Energy Co.(a)
03/15/2031	2.750%	10,000,000	10,615,000
Liberty Energy, Inc.(a),(b)
03/01/2032	0.000%	9,880,000	10,157,021
Solaris Energy Infrastructure, Inc.
10/01/2031	0.250%	6,000,000	8,661,065
Total			38,072,480
Other Financial Institutions 2.2%
MARA Holdings, Inc.(b)
06/01/2031	0.000%	10,000,000	9,761,036
MARA Holdings, Inc.(a),(b)
08/01/2032	0.000%	11,000,000	11,276,746
Terawulf, Inc.(a),(b)
05/01/2032	0.000%	12,500,000	19,050,232
Total			40,088,014
Other Industry 1.2%
Fluor Corp.
08/15/2029	1.125%	11,000,000	13,387,000
Willis Lease Finance Corp.
05/15/2031	2.500%	7,900,000	7,653,222
Total			21,040,222
Other REIT 0.8%
Digital Realty Trust LP(a)
11/15/2029	1.875%	14,000,000	15,295,000
Pharmaceuticals 7.1%
BridgeBio Pharma, Inc.
03/01/2031	1.750%	10,000,000	15,530,834
Cytokinetics, Inc.(a)
10/01/2031	1.750%	6,500,000	9,144,630
Guardant Health, Inc.(a),(b)
05/15/2033	0.000%	16,000,000	21,759,394
Halozyme Therapeutics, Inc.(a)
11/15/2032	0.875%	17,800,000	17,782,200
Ionis Pharmaceuticals, Inc.(a),(b)
12/01/2030	0.000%	17,000,000	17,763,540
Jazz Investments I Ltd.
09/15/2030	3.125%	10,000,000	16,749,691
Mirum Pharmaceuticals, Inc.(a),(b)
06/01/2032	0.000%	14,000,000	13,955,609
Columbia Convertible Securities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2026 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Revolution Medicines, Inc.
05/01/2033	0.500%	8,000,000	9,255,000
Travere Therapeutics, Inc.
05/15/2032	0.500%	7,900,000	8,324,693
Total			130,265,591
Retail REIT 0.9%
Realty Income Corp.(a)
01/15/2029	3.500%	15,500,000	15,929,612
Technology 33.9%
Akamai Technologies, Inc.(a),(b)
05/15/2032	0.000%	22,800,000	23,620,800
Akamai Technologies, Inc.
05/15/2033	0.250%	14,500,000	25,404,000
Amkor Technology, Inc.(a),(b)
07/15/2031	0.000%	1,890,000	1,992,263
Avnet, Inc.(a)
09/01/2030	1.750%	10,000,000	13,605,000
Cloudflare, Inc.(a),(b)
06/15/2030	0.000%	16,000,000	20,068,800
Cogent Biosciences, Inc.
11/15/2031	1.625%	6,000,000	7,014,000
Cohu, Inc.(a)
01/15/2031	1.500%	5,000,000	10,437,000
CoreWeave, Inc.(a)
12/01/2031	1.750%	10,000,000	12,825,000
10/01/2032	1.750%	21,000,000	25,011,000
CyberArk Software Ltd.(a),(b)
06/15/2030	0.000%	16,000,000	22,883,434
Eos Energy Enterprises, Inc.(a)
12/01/2031	1.750%	12,000,000	10,164,000
Evolent Health, Inc.
12/01/2029	3.500%	7,000,000	4,847,500
indie Semiconductor, Inc.(a)
03/15/2031	4.000%	4,000,000	5,934,000
IREN Ltd.(a),(b)
07/01/2031	0.000%	13,000,000	13,487,500
IREN Ltd.(a)
12/01/2033	1.000%	8,900,000	9,727,700
Ligand Pharmaceuticals, Inc.(a)
10/01/2030	0.750%	6,500,000	8,732,100
Lumentum Holdings, Inc.(a)
03/15/2032	0.375%	11,000,000	50,770,500
MACOM Technology Solutions Holdings, Inc.(b)
12/15/2029	0.000%	5,500,000	12,144,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.(a),(b)
02/15/2030	0.000%	17,500,000	20,295,495
MicroStrategy, Inc.
03/15/2031	0.875%	16,000,000	17,876,800
Mirion Technologies, Inc.(a)
06/01/2030	0.250%	7,500,000	8,015,856
MKS, Inc.
06/01/2030	1.250%	6,000,000	13,215,000
Nebius Group NV(a)
03/15/2033	2.625%	12,000,000	18,696,000
ON Semiconductor Corp.(a),(b)
05/01/2031	0.000%	16,500,000	17,890,950
Onto Innovation, Inc.(a),(b)
06/01/2031	0.000%	13,850,000	14,526,890
Plug Power, Inc.(a)
12/01/2033	6.750%	4,500,000	7,568,100
Semtech Corp.(a),(b)
10/15/2030	0.000%	10,000,000	17,479,489
Snowflake, Inc.(b)
10/01/2029	0.000%	11,000,000	19,509,600
Super Micro Computer, Inc.
07/15/2028	2.250%	9,000,000	10,070,183
Synaptics, Inc.
12/01/2031	0.750%	10,000,000	15,956,495
Tempus AI, Inc.(a),(b)
05/15/2032	0.000%	14,500,000	15,167,442
Tyler Technologies, Inc.(a)
07/15/2031	0.500%	9,000,000	9,216,000
Ultra Clean Holdings, Inc.(a),(b)
03/15/2031	0.000%	10,000,000	13,052,000
Viavi Solutions, Inc.(a)
03/01/2031	0.625%	1,800,000	6,501,600
Vishay Intertechnology, Inc.
09/15/2030	2.250%	8,050,000	15,170,225
Western Digital Corp.
11/15/2028	3.000%	7,000,000	98,253,400
Total			617,130,122
Transportation Services 1.2%
Hertz Corp. (The)(a)
10/01/2030	5.500%	9,000,000	6,913,125
Knight-Swift Transportation Holdings, Inc.(a)
11/15/2031	1.000%	12,500,000	14,297,291
Total			21,210,416

Columbia Convertible Securities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2026 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
AST SpaceMobile, Inc.(a)
01/15/2036	2.000%	4,500,000	6,190,222
Total Convertible Bonds (Cost $1,145,830,413)			1,450,521,083

Convertible Preferred Stocks 16.2%
Issuer		Shares	Value ($)
Financials 3.7%
Banks 2.5%
Bank of America Corp.(c)	7.250%	37,648	45,497,608
Capital Markets 0.9%
KKR & Co., Inc.	6.250%	400,000	16,544,000
Financial Services 0.3%
Shift4 Payments, Inc.	6.000%	100,000	5,685,000
Total Financials			67,726,608
Health Care 1.3%
Health Care Providers & Services 0.3%
BrightSpring Health Services, Inc.	6.750%	28,000	5,690,238
Life Sciences Tools & Services 1.0%
Bruker Corp.	6.375%	40,000	17,476,000
Total Health Care			23,166,238
Industrials 3.3%
Aerospace & Defense 2.8%
Boeing Co. (The)	6.000%	550,000	39,864,000
VSE Corp.	5.750%	210,000	10,294,200
Total			50,158,200
Trading Companies & Distributors 0.5%
QXO, Inc.	5.500%	195,000	9,517,383
Total Industrials			59,675,583
Information Technology 4.0%
Electronic Equipment, Instruments & Components 0.8%
Novanta, Inc.	6.500%	220,000	14,759,800
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.3%
Microchip Technology, Inc.	7.500%	80,000	6,440,800
Software 2.0%
Oracle Corp.	6.500%	560,000	36,092,000
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	7.625%	150,000	16,680,215
Total Information Technology			73,972,815
Materials 0.5%
Chemicals 0.5%
Albemarle Corp.	7.250%	120,000	8,403,518
Total Materials			8,403,518
Utilities 3.4%
Electric Utilities 3.4%
NextEra Energy, Inc.	7.234%	700,000	34,727,000
PG&E Corp.	6.000%	250,000	10,185,594
Southern Co. (The)	7.125%	330,000	16,630,015
Total			61,542,609
Total Utilities			61,542,609
Total Convertible Preferred Stocks (Cost $250,011,706)			294,487,371

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(d),(e)	38,957,837	38,942,254
Total Money Market Funds (Cost $38,940,577)		38,942,254
Total Investments in Securities (Cost: $1,454,663,124)		1,810,138,908
Other Assets & Liabilities, Net		12,468,684
Net Assets		1,822,607,592
Columbia Convertible Securities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $895,013,000, which represents 49.11% of total net assets.

(b)	Zero coupon bond.
(c)	Perpetual security with no specified maturity date.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	54,319,833	219,862,975	(235,233,861)	(6,693)	38,942,254	(3,746)	378,964	38,957,837
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Convertible Securities Fund  | 2026

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1QT134_(07/26)